Pension obligations (Schedule of defined benefit plan, assumptions used) - (Details) - Pension obligations [Member] - Year	Dec. 31, 2025	Dec. 31, 2024
Defined benefit cost [Member]
Pension Obligations [Line Items]
Expected rate of salary increase	2.75%	2.75%
Defined benefit cost [Member] | Benefit obligations [Member]
Pension Obligations [Line Items]
Discount rate	4.66%	4.64%
Defined benefit cost [Member] | Service cost [Member]
Pension Obligations [Line Items]
Discount rate	4.73%	4.64%
Defined benefit cost [Member] | Males [Member]
Pension Obligations [Line Items]
Average longevity at retirement age for current pensioners (years)	20.6	20.5
Defined benefit cost [Member] | Females [Member]
Pension Obligations [Line Items]
Average longevity at retirement age for current pensioners (years)	24	23.9
Defined benefit obligation [Member]
Pension Obligations [Line Items]
Discount rate	4.92%	4.66%
Expected rate of salary increase	2.75%	2.75%
Defined benefit obligation [Member] | Males [Member]
Pension Obligations [Line Items]
Average longevity at retirement age for current pensioners (years)	20.7	20.6
Average longevity at retirement age for current employees (future pensioners) (years)	22.5	22.5
Defined benefit obligation [Member] | Females [Member]
Pension Obligations [Line Items]
Average longevity at retirement age for current pensioners (years)	24	24
Average longevity at retirement age for current employees (future pensioners) (years)	25.7	25.6